Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure Of Changes In Accounting Estimates [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these Financial Statements are set out below. These policies have been consistently applied, unless otherwise stated.

2.1 Basis of preparation of Financial Statements

The Financial Statements of LumiraDx Limited have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These Financial Statements were authorized for issue by the Board on April 12, 2022.

The Financial Statements have been prepared under the historical cost convention.

The preparation of Financial Statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated Financial Statements, are disclosed in Note 3.

LumiraDx Limited was incorporated on August 24, 2016. On September 29, 2016, the Company acquired all of the outstanding shares of LumiraDx Holdings Limited in a share for share exchange. LumiraDx Holdings Limited was incorporated on September 1, 2014. The consolidated Financial Statements of LumiraDx Limited have been prepared as if the share exchange had occurred on September 1, 2014 to reflect the continuous operations of the Company.

Going concern

During the year ended December 31, 2021 the Group incurred a loss for the year of $100,755 (2020: $240,997), and operating cash outflows of $134,583 (2020: $149,327). As of December 31, 2021 the Group had net assets of $162,596 (2020: $(375,216)). The Group has financed its operations principally through issuances of debt and equity securities, and the Group requires ongoing additional funding to continue to develop its commercial operations and research and development projects for future products.

The financial statements have been prepared on a going concern basis which the directors consider to be appropriate for the following reasons.

The directors have prepared cash flow forecasts for a period of at least 12 months from the date of approval of these financial statements which indicate that the Group will have sufficient funds to meet their liabilities as they fall due for that period (the going concern period).

The Group has minimum committed expenses including payroll for current employees, lease and other contractual commitments and interest payments on debt obligations of approximately $13,000 per month; however, the Group will be required to spend considerably more in order to continue to execute on its entire strategic business plan.

As discussed in Note 17, in January 2021 the Group drew an additional $35,000 on its 2020 Senior Secured Loan and issued an additional $40,000 in senior notes on the same terms as the Senior Secured Loan. In March 2021 the Group refinanced the $100,000 in outstanding amounts under the 2020 Senior Secured Loan and the $40,000 borrowed in January 2021 such that at the reporting date debt outstanding consisted primarily of a $300,000 loan (the 2021 Senior Secured Loan). In September 2021 the Group completed a merger with CA Healthcare Acquisition Corp., a special purpose acquisition company. The transaction allowed all holders of preferred shares, A Ordinary shares and common shares to receive shares of the publicly listed company and resulted in gross proceeds of $38,000 to the Group.

The 2021 Senior Secured Loan matures in March 2024 and contains customary covenants including achieving certain revenue levels for the years ending December 31, 2021, 2022 and 2023. The Group met the 2021 revenue covenant. For the 2022 revenue covenant, the Group’s short-term revenue prospects will vary with the amount of demand for its SARS-CoV-2 products. While the directors believe that the Group’s SARS-CoV-2 products will continue to remain in high demand as COVID-19 vaccines are available, the continued efficacy of such vaccines or the mitigation of the COVID-19 pandemic earlier than expected for any other reason could negatively impact demand for the Group’s Platform and sales of its Instrument, test strips and other products. In addition, competitors may produce more accurate tests or tests which receive more favorable demand, both of which may impact the Group’s revenue streams and ability to meet the revenue covenant. In a severe but plausible scenario, cashflows indicate that the revenue covenant will not be met and therefore the Group would be required to obtain waivers of covenant violations or restructure existing debt obligations.

In March 2022 the Group entered into privately negotiated subscription agreements with certain investors wherein the Group sold and investors purchased $56,500 of Convertible Senior Subordinated Notes due 2027. The notes bear annual interest of 6%, payable semi-annually in arrears starting September 1, 2022. The notes mature on March 1, 2027 and are convertible at the holder’s option at an initial conversion rate of approximately $9.22 per share.

The directors believe that, if necessary, they will be able to obtain waivers of covenant violations or restructure the existing obligations, although there are no guarantees that these will be achieved. The directors believe the Group and company will be able to meet their liabilities as they fall due for the going concern period and have therefore prepared the financial statements on a going concern basis.

However, these circumstances represent a material uncertainty that may cast significant doubt on the Group's and the company’s ability to continue as a going concern and therefore, to continue realizing their assets and discharging their liabilities in the normal course of business. The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.

The Merger

On April 6, 2021, the Company entered into an initial business combination agreement (“the Merger”) with CA Healthcare Acquisition Corp. (“CAH”), a publicly-held special purpose acquisition company. The shareholders of CAH agreed to exchange their interests for new common shares in the share capital of the Company. Prior to the Merger, CAH was a newly-formed shell with no active trade or business, and all relevant assets, liabilities, income and expenses. Because CAH is not considered a business, the merger is not considered a business combination, and instead is accounted for as a reverse recapitalization, whereby the Company issues shares in exchange for the net assets of CAH represented by cash, which had a value of approximately $38,000 upon closing of the transaction, and its listed status. The excess of the fair value of the equity instruments issued by the Company over the identifiable net assets of CAH represents payment for the listing status and is recorded as a listing expense in the income statement under IFRS 2 Share-based Payment. The Merger completed on September 28, 2021 (the “acquisition date”). At the acquisition date, the Company became the ultimate legal parent of CAH. The Company’s common shares are traded on the NASDAQ Global Market under the ticker symbol LMDX and its warrants are traded under LMDXW. The Company’s A Ordinary shares are not publicly traded.

2.2 Basis of consolidation

The consolidated Financial Statements consolidate the Financial Statements of LumiraDx Limited and its subsidiary undertakings made up to December 31, 2021, 2020, and 2019.

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the recognized amounts of acquiree’s identifiable net assets.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date; any gains or losses arising from such re-measurement are recognized in the consolidated statement of comprehensive income.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized in accordance with IFRS 9 in the consolidated statement of comprehensive income. Contingent consideration that is classified as equity is not re-measured, and its subsequent settlement is accounted for within equity.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

Investments in subsidiaries are accounted for at cost less impairment. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with those used by other members of the Group.

2.3 Investments

The major investments of the Group are listed in Note 9. Ownership interests equal voting rights.

The Group assesses investments for impairment whenever events or changes in circumstances indicate that the carrying value of an investment may not be recoverable. If any such indication of impairment exists, the Group makes an estimate of the recoverable amount. If the recoverable amount of the cash-generating unit is less than the value of the investment, the investment is considered to be impaired and is written down to its recoverable amount. Any impairment loss is recognized immediately in profit or loss.

Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in other comprehensive income.

2.4 Changes in accounting policy and disclosure

In 2021 the Group did not implement, nor were they aware of, any new accounting pronouncements that had a material impact on the Group’s financial statements.

2.5 Revenue recognition

The Group’s revenue is generated primarily from the sale of diagnostic products, including instruments and consumables. The Group’s services revenue includes the maintenance on software licenses, access to hosted cloud offerings and training, support and other services related to the Group’s diagnostic products.

Revenue from the sale or lease of goods and services rendered are recognized when a promise in a customer contract (“performance obligation”) has been satisfied by transferring control of the promised goods and services to the customer. Control of a promised good or service refers to the ability to direct the use of, and to obtain substantially all of the remaining benefits from, those goods or services. Control is usually transferred upon shipment or upon receipt of goods by the customer, or as services are rendered, in accordance with the delivery and acceptance terms agreed with the customers. The amount of revenue to be recognized (“transaction price”) is based on the consideration the Group expects to receive in exchange for its goods and services, excluding amounts collected on behalf of third parties such as value added taxes or other taxes directly linked to sales. If a contract contains more than one performance obligation, the transaction price is allocated to each performance obligation based on their relative standalone selling prices.

The determination of the standalone selling price requires judgment. The Group’s determination of the standalone selling price for each performance obligation varies based on the geography and customer type. Generally, the standalone selling prices are based on observable prices. When observable prices are not available, the standalone selling price for products and services and for determination of amounts allocated for lease consideration in contracts with customers is based on a cost-plus margin approach.

Instruments may be sold together with other goods such as test strips, reagents and other consumables as well as services under a single contract or under several contracts that are combined for revenue recognition purposes. Revenue is recognized upon satisfaction of each of the performance obligations in the contract.

2.6 Research and development

Expenditure on research and development activities is recognized in profit or loss as incurred. The Group will capitalize development expenditures once the Group incurs expenditures related to technologies or products under development with proven technical feasibility. The development projects undertaken by the Group are subject to technical, regulatory and other uncertainties, such that, technical feasibility is deemed not to have been met prior to obtaining marketing approval by the regulatory authorities in major markets.

2.7 Foreign Currency Translation

(a) Functional and presentation currency

Items included in each of the Financial Statements of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The Group Financial Statements are presented in U.S. Dollars which is the Group’s presentation currency.

(b) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where such items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of profit and loss and comprehensive income. All foreign exchange gains and losses are presented in the income statement within Finance income and Finance expense.

(c) Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

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assets and liabilities for each Statement of Financial Position presented are translated at the closing rate at the date of that Statement of Financial Position;
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income and expenses for each statement of comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
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all resulting exchange differences are recognized in other comprehensive income.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences arising are recognized in other comprehensive income.

2.8 Property, Plant and Equipment

All property, plant and equipment is stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the Statement of Profit and Loss and Comprehensive Income during the financial period in which they are incurred. No depreciation is charged on assets in the course of construction ahead of their productive use.

Depreciation on assets is calculated using the straight-line method to allocate their cost or revalued amounts to their residual values over their estimated useful lives, as follows:

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Land and buildings—length of the lease up to 15 years
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Plant and equipment—3-15 years
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Fixtures and fittings—3-7 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposal are determined by comparing proceeds with carrying amount. These are included in the Statement of Profit and Loss and Comprehensive Income.

2.9 Right-of-Use Assets

The Group assesses whether a contract is or contains a lease at inception of a contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate which is based on the Group’s recent borrowings.

Lease payments included in the measurement of the lease liability comprise:

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fixed lease payments (including in-substance fixed payments), less any lease incentives;
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variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
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the amount expected to be payable by the lessee under residual value guarantees;
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the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
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payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Group remeasures the lease liability, making a corresponding adjustment to the related right-of-use asset) whenever:

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the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
•
the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is measured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
•
a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The Group did not make any such adjustments during the periods presented.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The Group applies IAS 36 Impairment of Assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in Note 2.10 (d).

Variable rents that do not depend on an index or rate are not included in the measurement the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are recorded as an operating expense in the Consolidated Statement of Profit and Loss and Comprehensive Income.

As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Group has not used this practical expedient.

2.10 Intangible assets

(a) Goodwill

Goodwill arises on the acquisition of businesses and represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured at fair value is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognized directly in the income statement.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash generating units (“CGUs”), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level. Currently the Group operates in a single segment and the goodwill is assessed at a single CGU.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of the CGU containing the goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs of disposal. Any impairment is recognized immediately as an expense and is not subsequently reversed.

(b) Patents

Acquired patents and patent applications are shown at acquired cost less accumulated amortization. Amortization will be calculated using the straight line method to allocate the cost of patents over their estimated useful economic lives, calculated as the lower of management’s estimated useful life or the time remaining on the granted patent, once brought into use.

(c) Intangible assets acquired in a Business Combination

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Separately recognized intangible assets comprise customer relationships and contracts, supplier relationships, technology and software. Amortization is calculated either using the straight line method or over the asset’s economic useful life based on cash flow projections. Customer related intangibles and supplier relationships are amortized over 7 to 10 years. Technology and software are amortized over 8 to 10 years.

(d) Impairment of Non-Financial Assets

Assets not ready for use are not subject to amortization and are tested annually for impairment. Assets that are subject to amortization or depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

2.11 Financial instruments

(a) Classification

The Group classifies its financial instruments in the following categories (as disclosed in Note 22): amortized cost or fair value through profit or loss (equity investments).

Financial assets and liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument.

Financial liabilities at amortized cost comprise trade and other payables, loans and other financial liabilities.

(b) Recognition and Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Subsequently, loans and receivables are measured at amortized cost (with the exception of equity investments which are measured at fair value through profit or loss) using the effective interest method less a provision for impairment.

The Group’s financial liabilities consist of trade and other payables, notes payable and preferred shares. These financial instruments are assessed under IFRS 9, to determine if the instrument qualifies to be accounted for under the fair value through profit or loss (“FVTPL”) method or at amortized cost.

Financial liabilities held at amortized cost are initially recognized at the amount to be required to be paid, less, when material, a discount to reduce the payables to fair value. Financing costs are recorded as a reduction of the proceeds from the financing. If the costs relate to more than one element of a financing transactions, the financing costs are recorded as a proportional reduction of the proceeds of the separate elements. Financial liabilities are subsequently measured at amortized cost using the effective interest method.

Financial liabilities held at FVTPL are initially recognised at fair value. After initial recognition, these financial liabilities are re-measured at FVTPL using an appropriate valuation technique.

Financial liabilities are classified as current liabilities if payment is due within twelve months. Otherwise, they are presented as non-current liabilities.

(c) Derecognition

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of the ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

Derecognition also takes place for certain assets when the Group write-off balances pertaining to the assets deemed to be uncollectible.

The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. Where there has been a significant modification of a financial liability the Group derecognizes the original financial liability and recognizes the modified liability at fair value with any difference between the amortized cost of the derecognized liability and the fair value of the modified liability being recognized in comprehensive income.

(d) Impairment of financial assets

An impairment assessment is carried out annually and when there is evidence that an asset may be impaired. When the recoverable amount of an asset, being the higher of its fair value less costs of disposal and its value in use, is less than its carrying value, then the carrying value is reduced to its recoverable amount.

For the loans and receivables category, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred), discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced, and the loss is recognized in the income statement. If a loan or held-to-maturity investment has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price.

When a subsequent event causes the amount of impairment loss to decrease, the impairment loss is reversed through the Consolidated Statement of Profit and Loss and Comprehensive Income. Evidence of impairment may include indications that the debtors or a Group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal repayments, the probability that they will enter bankruptcy or other financial reorganization, and where observable data indicate that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

The Group recognizes loss allowances for expected credit losses (“ECL”) for financial assets measured at amortized cost.

For trade and other receivables, the Group measures the allowance for doubtful accounts at an amount equal to lifetime ECL.

Financial assets are written off (either partially or in full) when there is no realistic prospect of recovery. This is generally the case when the Group determines that the customer does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

2.12 Inventories

Inventories are stated at the lower of cost and net realizable value. The cost of finished goods, work in process includes raw materials, direct labor and other directly attributable costs and overheads based upon the normal capacity of production facilities. Cost is determined using the weighted average method. Net realizable value is the estimated selling price less cost to completion and selling expenses.

2.13 Trade and other receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade and other receivables are carried at the original invoiced amount less allowances made for doubtful accounts, trade discounts, cash discounts and similar allowances. An allowance for doubtful accounts is recorded for expected credit losses over the term of the receivables. These are based on specific indicators, such as the ageing of customer balances and other specific credit circumstances. Trade and other receivables are written off when there is no reasonable expectation of recovery. The Group applies the simplified approach prescribed by IFRS 9, which requires / permits the use of the lifetime expected loss provision from initial recognition of the receivables.

2.14 Cash and cash equivalents

In the Consolidated Statement of Cash Flows, cash and cash equivalents comprise cash at bank and in hand, deposits held at call with banks and bank overdrafts. In the Consolidated Statement of Financial Position, bank overdrafts, if any, are shown within borrowings in current liabilities.

2.15 Restricted cash

Restricted cash consist of deposits that are required as collateral for letters of credit for vendor deposits.

2.16 Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade and other payables are initially measured at fair value and are subsequently measured at amortized cost using the effective interest method.

2.17 Provisions and charges

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The present value of the liability is remeasured at the reporting date.

2.18 Borrowing costs

Borrowing costs are recognized in the Consolidated Statement of Profit and Loss and Comprehensive Income in the period in which they are incurred.

2.19 Share capital

Ordinary Shares are classified as equity when there is no obligation to transfer cash or other assets. Incremental costs directly attributable to the issue of equity instruments are shown in equity as a deduction from the proceeds, net of tax. Incremental costs directly attributable to the issue of equity instruments as consideration for the acquisition of a business are included in the cost of acquisition. The Company’s Series A Preferred Shares have been classified as a compound financial instrument as described in Note 16. The Company’s Series B Preferred Shares have been classified as financial liability held at FVTPL.

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the merger with CAH, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1.

2.20 Share based payment

The Company operates equity-settled, share-based compensation plans under which the entity receives services or other consideration from employees and other unrelated parties for equity instruments of the Company. The fair value of the services and consideration received in exchange for the grant of options is recognized as an expense and as a component of equity. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted.

2.21 Taxation

The tax expense or credit comprises current and deferred tax. It is calculated using tax rates that have been enacted or substantively enacted by the Statement of Financial Position date. Subsidiaries within the Group may be eligible for tax credits related to qualifying research and development expenditures. The Group records an asset as a reduction in tax expense when it determines the receipt of a tax credit is probable.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of taxable profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill (or negative goodwill) or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction, which affects neither the tax profit nor the accounting profit.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the Consolidated Statement of Profit and Loss and Comprehensive Income, except when it relates to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

2.22 Pension Obligations

The Group makes contributions to defined contribution pension plans for employees. The Group has no legal or constructive obligations to pay further contributions. The contributions are recognized as employee benefit expense when they are paid. In 2021 expenses for the Group’s defined contribution plans were $3,111 (2020: $1,569, 2019: $1,061).